Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 297	$ 124	$ 414
Share-based compensation (recovery) expense	(82)	223	(146)
Cash payment for stock options surrendered and PSUs vested	(39)	(2)	(5)
Transferred to common shares	(21)	(53)	(120)
Charged to (recovered from) Oil Sands Mining and Upgrading, net	5	5	(19)
Balance – end of year	160	297	124
Less: current portion	119	227	92
Non-current liabilities from share-based payment arrangements	41	70	32
Performance Share Units
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Share-based compensation (recovery) expense	$ 49	$ 62	$ 13